Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity) - Additional Information (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Mortgage Banking [Abstract]
Unpaid principal balances of loans serviced	$ 345,016,000	$ 257,883,000